Financial assets at fair value through other comprehensive income and Financial Investments (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income/Financial investments
	2018	2017
	£m	£m
Available for sale debt securities and other eligible bills	-	52,020
Available for sale equity securities	-	1,787
Held to maturity debt securities	-	5,109
Financial assets at fair value through other comprehensive income debt securities and other eligible bills	-	-
Financial assets at fair value through other comprehensive income equity securities	-	-
Financial assets at fair value through other comprehensive income loans and advances	-	-
Financial assets at fair value through other comprehensive income/Financial investments	-	58,916